Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2019
Share-based Compensation
Summary of awards granted

			Fair value at
Awards	Number	Grant date	grant date
RCUs	13,408	April 1, 2019	$22.99
PCUs	13,408	April 1, 2019	$22.99

Summary of activity

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2019	75,084	1.25	1,595
Granted during the period	13,408	—	308
Vested during the period	(24,925)	—	(410)
Outstanding as of June 30, 2019	63,567	1.57	1,493
PCUs
Outstanding as of January 1, 2019	75,084	1.25	1,595
Granted during the period	13,408	—	308
Vested during the period	(24,925)	—	(410)
Outstanding as of June 30, 2019	63,567	1.57	1,493